Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Income taxes

14. Income taxes

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholder.

British Virgin Islands

Amelia was incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by this entity to its shareholder, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Jiabin HK was incorporated in Hong Kong and is subject to Hong Kong Profits Tax rate at 16.5%, and foreign-derived income is exempted from income tax. The Group did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC

The Company’s PRC subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Lawes of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax rate of 25% after appropriate tax adjustments.

The current and deferred portions of the income tax expenses included in the consolidated statements of income and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current taxes	5,391,493	4,547,070	7,233,389	1,034,095
Deferred taxes	548,448	(58,475)	(4,474,605)	(639,696)
Income tax expenses	5,939,941	4,488,595	2,758,784	394,399

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Profit before income taxes	15,311,383	13,140,402	(15,432,331)	(2,206,225)
Applicable income tax rate
- Statutory income tax rate in PRC	25%	25.0%	25.0%	25.0%
Income tax expenses at applicable income tax rate	3,827,846	3,285,101	(3,858,083)	(551,556)
Non-deductible expenses	418,414	129,536	78,162	11,174
Tax effect for offshore entity’s net loss	1,558,825	1,007,634	6,540,394	935,023
Change in valuation allowance and others	134,856	66,324	(1,689)	(242)
Income tax expense	5,939,941	4,488,595	2,758,784	394,399

As of December 31, 2024 and 2025, the income tax payable was RMB2,667,477 and RMB3,391,352 (US$484,832), respectively.

(b)	Deferred tax

Deferred income tax assets and liabilities are comprised the following as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Unbilled transportation costs accrued	14,319,915	4,586,773	655,731
Lease liability	-	32,562	4,655
Net operating losses	556,429	615,629	88,011
Other	1,986	1,786	255
Deferred tax assets	14,878,330	5,236,750	748,652
Less: Valuation allowance	(558,415)	(617,415)	(88,266)
Deferred tax assets, net	14,319,915	4,619,335	660,386
Contract assets	(15,733,957)	(3,292,409)	(470,687)
Right-of use assets	(6,112)	-	-
Accrued interest income	(1,753,976)	(26,451)	(3,781)
Deferred tax liabilities	(17,494,045)	(3,318,860)	(474,468)
Deferred tax (liabilities) assets, net	(3,174,130)	1,300,475	185,918

The Group evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Group considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weight to the relative impact of the evidence to the extent it could be objectively verified.

As of December 31, 2024 and 2025, there were approximately RMB2,218,078 and RMB2,462,515 (US$352,044) net operating loss carry-forward, respectively, from Fuzhou Feiyi and Jiangxi JB. The net loss can be carried forward for 5 years and deduct the future profit in PRC. The Group believed that it was more likely than not that Jiangxi JB and Fuzhou Feiyi will be unable to fully utilize its deferred tax assets related to the net operating loss carry-forward in PRC. As a result, the valuation allowance of RMB558,415 and RMB617,415 (US$88,266)   was recorded against the gross deferred tax asset balance as of December 31, 2024 and 2025.

As of December 31, 2024 and 2025, the Group did not provide deferred income taxes and withholding taxes on the undistributed earnings of the PRC subsidiaries. The Group declared dividend distribution plans subsequently in October and November 2024 (see Note 12), and the withholding taxes on the dividend distribution was recorded in the subsequent period when the management determination on those undistributed earnings was changed. The Company currently has no plan to distribute dividends in the foreseeable future.